Commitments (Schedule Of Future Minimum Lease Commitments Under Non-Cancelable Lease Agreements) (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Commitments [Abstract]
2015	$ 12,022
2016	11,368
2017	10,721
2018	9,504
2019	4,981
Thereafter	14,985
Total minimum lease payments	$ 63,581